As filed with the Securities and Exchange Commission on July 22, 2022

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON
, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21650

ASA GOLD AND PRECIOUS METALS LIMITED
Three Canal Plaza, Suite 600
Portland, ME  04101

Karen Shaw, Principal Financial Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: November 30

Date of reporting period: December 1 – May 31

ITEM 1. REPORT TO STOCKHOLDERS.

Semi-Annual Report and Financial Statements
May 31, 2022
(Unaudited)
A Closed-End Fund
Specializing in Gold and Other
Precious Metals Investments

ASA Gold and Precious Metals Limited
Table of Contents
Semi-Annual Report and Financial Statements
May 31, 2022
Letter to Shareholders (Unaudited) 2
Forward-looking statements (Unaudited) 5
Performance returns (Unaudited) 6
Certain investment policies and restrictions (Unaudited) 7
Report of Independent Registered Public Accounting Firm 7
Schedule of investments (Unaudited) 8
Portfolio statistics (Unaudited) 11
Statement of assets and liabilities (Unaudited) 12
Statement of operations (Unaudited) 13
Statements of changes in net assets 14
Notes to financial statements (Unaudited) 15
Financial highlights 20
Certain tax information for U.S. shareholders (Unaudited) 21
Dividend reinvestment and stock purchase plan (Unaudited) 21
Privacy notice (Unaudited) 22
Board consideration of Investment Advisory Agreement (Unaudited) 22
Results of the proposals presented at the annual general meeting of shareholders (Unaudited) 24
Form N-PX/proxy voting (Unaudited) 24
Form N-PORT/portfolio holdings (Unaudited) 24
Share repurchase (Unaudited) 24
Company investment objective, investment strategy and risks (Unaudited) 24

Letter to Shareholders (Unaudited)
Dear Shareholder,
During the six-month fiscal period ending May 31, 2022, the gold price increased 3.5%, yet gold equities underperformed the commodity. Once again, the fiscal year started with a strong rally in gold prices and gold mining equities. Despite that, the end of the period saw a rapid increase in U.S. 10-year real rates as the Federal Reserve began to react to increased inflationary pressures and increased the federal funds target rate. Furthermore, the dollar reached levels not seen in over a decade as the Russia/Ukraine conflict led to a flight to safety.
ASA Gold and Precious Metals Limited (“ASA” or the “Company”) reported a net asset value (“NAV”) of $20.89 per share on May 31, 2022, for a six-month total return of -16.3% versus a total return of 2.1% for the NYSE Arca Gold Miners
Index (the “GDMNTR” or the “Index”).
The ASA share price closed at $18.29, a total return of -11.6% for the six months ending May 31, 2022. The discount at which ASA’s shares traded in the market ended the first half of fiscal 2022 at 12.4%, a decrease from 17.1% at the beginning of the fiscal year. During this period, the discount averaged 13.8%, ranging between 9.6% and 17.1%. At the end of the first half of the fiscal year, total net assets of ASA were $403 million, a decrease of $79 million as compared to fiscal year-end 2021.
During the last six months, ASA distributed $0.01 per share to shareholders, the same amount as the previous six months of fiscal 2021.
Portfolio Performance and Attribution
The Fund underperformed the Index as increased gold price volatility with little sustained price trend led only the larger capitalization producers to increase in price. The end of the period can be characterized as a move lower in all gold equities due to the Fed actions and market volumes in the sector dropping precipitously. Smaller capitalization stocks drove the majority of the underperformance after being the primary driver of performance over the last three years.
Large: annual production > 1,000,000 ounces
Medium: annual production 500,000 – 1,000,000 ounces
Small: annual production < 500,000 ounces
Attribution: a measure of the relative contribution to the performance
To further break down portfolio performance, as is expected in a low liquidity market, smaller capitalization companies often struggle, specifically exploration and development companies, where funding can become a concern to the market.
Exploration and development stage companies were the primary driver of underperformance:

Despite the current market trends, the below chart shows the significant disconnect between the gold price and junior miners. The gold rally that started during 2020 has not faltered, as the price of gold formed a base above $1,800/oz for the last year and a half. Yet, valuations of junior companies have dropped significantly over that time frame to levels not seen since gold was closer to $1,200/oz.
The level of financing and drilling activity increased throughout 2021 (see charts below). The junior miners have deployed much of their cash, and the financing market began to dry up. We believe the better capitalized companies with solid balance sheets and strong partners are well-positioned to take advantage of this market. It remains to be seen if the expected positive catalysts will be rewarded given the current market conditions.

Our thesis continues to be that the producers need to backfill their production pipeline with reserves near existing infrastructure and new projects. Mergers and acquisition activity has picked up, and we continue to see these discussions within our portfolio companies. With the state of the current market, we believe this should only increase as mergers of equals will help create better-positioned companies for the future.
One of this year’s highlights was the hiring of Jamie Holman in March as a Portfolio Manager and Research Analyst.
His long history in the sector and technical background is a perfect fit for the direction we are taking ASA and Merk
Investments. Welcome to the team, Jamie!
Despite the current market turmoil, we continue to believe that ASA is in a good position to benefit from what we see as an improving gold market. We are always available to discuss the market and any questions you should have.
Peter Maletis James Holman Axel Merk
Portfolio Manager Portfolio Manager Chief Investment Officer

Forward-Looking Statements (Unaudited)
Forward-looking statements (Unaudited)
This shareholder letter includes forward-looking statements, which involve known and unknown risks, uncertainties and other factors that may cause the actual results, levels of activity, performance or achievements of the Company, or industry results, to be materially different from any future results, levels of activity, performance or achievements expressed or implied by such forward-looking statements. The Company’s actual performance or results may differ from its beliefs, expectations, estimates, goals and projections, and consequently, investors should not rely on these forward-
looking statements as predictions of future events. Forward-looking statements are not historical in nature and generally can be identified by words such as “believe,” “anticipate,” “estimate,” “expect,” “intend,” “should,” “may,” “will,” “seek,”
or similar expressions or their negative forms, or by references to strategy, plans, goals or intentions. The absence of these words or references does not mean that the statements are not forward-looking. The Company’s performance or results can fluctuate from month to month depending on a variety of factors, a number of which are beyond the
Company’s control and/or are difficult to predict, including without limitation: the Company’s investment decisions, the performance of the securities in its investment portfolio, economic, political, market and financial factors, and the prices of gold, platinum and other precious minerals that may fluctuate substantially over short periods of time. The Company may or may not revise, correct or update the forward-looking statements as a result of new information, future events or otherwise.
The Company concentrates its investments in the gold and precious minerals sector. This sector may be more volatile than other industries and may be affected by movements in commodity prices triggered by international monetary and political developments. The Company is a non-diversified fund and, as such, may invest in fewer investments than that of a diversified portfolio. The Company may invest in smaller-sized companies that may be more volatile and less liquid than larger more established companies. Investments in foreign securities, especially those in the emerging markets, may involve increased risk as well as exposure to currency fluctuations. Shares of closed-end funds frequently trade at a discount to net asset value. All performance information reflects past performance and is presented on a total return basis. Past performance is no guarantee of future results. Current performance may differ from the performance shown.
This shareholder letter does not constitute an offer to sell or solicitation of an offer to buy any securities.

Performance Returns (Unaudited)
The performance data quoted represent past performance and do not indicate future results. Current performance may be lower or higher than the performance data quoted. For more current performance data, please visit http://www.asaltd.com/investor-information/factsheets.
The results shown in the table reflect the reinvestment of income dividends and other distributions, if any.
The results do not reflect the effect of taxes a shareholder would pay on Company distributions or on the sale of the
Company’s common shares.
The investment return and market price will fluctuate and the Company’s common shares may trade at prices above or below NAV. The Company’s common shares, when sold, may be worth more or less than their original cost .
For more complete information about the Company, please call us directly at 1-800-432-3378, or visit the Company’s website at www.asaltd.com .
Average Annual Total Returns
For the periods ended May 31, 2022 1 Year 3 Year 5 Year 10 Year
ASA Gold and Precious Metals - NAV -26.14% 21.25% 9.35% -0.69%
ASA Gold and Precious Metals - Share Price -24.69% 22.84% 9.22% -1.49%
FTSE Gold Mines Index(1) -18.06% 15.14% 7.71% -1.71%
NYSE ARCA Gold Miners Index (NTR)(1) -17.15% 15.52% 8.28% 3.98%
(1) The FTSE Gold Mines Total Return Index (“FTSE Gold Index”) encompasses gold mining companies that have a sustainable, attributable gold production of at least 300,000 ounces a year and that derive 51% or more of their revenue from mined gold.
Please note that the Index is unmanaged, and does not take into account any fees and expenses or any tax consequences of investing in the individual securities that it tracks and one cannot invest directly in the Index. The NYSE Arca Gold Miners Index
(the “Index”) is a net total return modified capitalization weighted index comprised of publicly traded companies primarily involved in the mining of gold and silver in locations around the world. The Company does not attempt to replicate the FTSE Gold Index or the Index. The FTSE Gold Index and Index do not necessarily reflect investments in other precious metals companies (e.g., silver, platinum, and diamonds) in which the Company may invest. Data about the performance of the FTSE Gold Index and Index are prepared or obtained by Management and include reinvestment of all income dividends and other distributions, if any. The Fund may invest in securities not included in the FTSE Gold Index or Index and does not invest in all securities included in the FTSE
Gold Index or Index.

Certain Investment Policies and Restrictions (Unaudited)
The following is a summary of certain of the Company’s investment policies and restrictions and is subject to the more complete statements contained in documents filed with the Securities and Exchange Commission.
The concentration of investments in a particular industry or group of industries. It is a fundamental policy (i.e., a policy that may be changed only by shareholder vote) of the Company that at least 80% of its total assets be (i)
invested in common shares or securities convertible into common shares of companies engaged, directly or indirectly, in the exploration, mining or processing of gold, silver, platinum, diamonds or other precious minerals, (ii) held as bullion or other direct forms of gold, silver, platinum or other precious minerals, (iii) invested in instruments representing interests in gold, silver, platinum or other precious minerals such as certificates of deposit therefor, and/or (iv) invested in securities of investment companies, including exchange traded funds, or other securities that seek to replicate the price movement of gold, silver or platinum bullion. Compliance with the percentage limitation relating to the concentration of the Company’s investments will be measured at the time of investment. If investment opportunities deemed by the
Company to be attractive are not available in the types of securities referred to above, the Company may deviate from the investment policy outlined in that paragraph and make temporary investments of unlimited amounts in securities issued by the U.S. Government, its agencies or instrumentalities or other high quality money market instruments.
The percentage of voting securities of any one issuer that the company may acquire. It is a non-fundamental policy (i.e., a policy that may be changed by the Board of Directors) of the Company that the Company shall not purchase a security if, at the time of purchase, more than 20% of the value of its total assets would be invested in securities of the issuer of such security.
Report of Independent Registered Public Accounting Firm
Report of Independent Registered Public Accounting Firm
To the Board of Directors and Shareholders of ASA Gold and Precious Metals Limited
Results of Interim Financial Information
We have reviewed the statement of assets and liabilities of ASA Gold and Precious Metals Limited (the “Company”),
including the schedule of investments, as of May 31, 2022, and the related statement of operations for the six month period ended May 31, 2022, the statement of changes in net assets for the six month period ended May 31, 2022, the financial highlights for the six month period ended May 31, 2022, and the related notes (collectively referred to as the interim financial statements). Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements for them to be in conformity with accounting principles generally accepted in the United States of America.
We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board
(United States) (PCAOB), the statement of changes in net assets for the year ended November 30, 2021 and the financial highlights for each year in the five year period ended November 30, 2021; and in our report dated January 19,
2022, we expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Review Results
These interim financial statements are the responsibility of the Company’s management. We conducted our review in accordance with the standards of the PCAOB. A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with standards of the PCAOB, the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United
States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
July 13, 2022

The notes to financial statements form an integral part of these statements.
Schedule of Investments (Unaudited)
Schedule of investments (Unaudited)
May 31, 2022
Name of Company Shares Value
% of Net
Assets
Common Shares
Gold mining, exploration, development and royalty companies
Australia
Alicanto Minerals, Ltd.
(1)
25,000,004 $ 1,291,770 0.3%
Barton Gold Holdings, Ltd.
(1)
8,600,000 1,357,794 0.3
Bellevue Gold, Ltd.
(1)
8,966,667 5,662,738 1.5
Cygnus Gold, Ltd.
(1)
7,500,000 941,915 0.2
Dacian Gold, Ltd.
(1)
13,842,639 1,887,492 0.5
Emerald Resources NL
(1)
17,125,000 15,177,848 3.8
Los Cerros , Ltd.
(1)
30,625,000 1,472,528 0.3
Pantoro , Ltd.
(1)
16,000,000 3,329,896 0.8
Perseus Mining, Ltd. 11,000,000 15,314,650 3.8
Predictive Discovery, Ltd.
(1)
67,850,000 9,495,047 2.3
Prodigy Gold NL
(1)
38,750,000 528,370 0.1
56,460,048 13.9
Canada
Agnico Eagle Mines, Ltd. 200,000 10,586,000 2.6
Alamos Gold, Inc. 1,200,000 8,964,000 2.2
American Pacific Mining Corp. 144A
(1)(2)
3,000,000 1,541,685 0.4
Angel Wing Metals, Inc.
(1)
7,900,000 905,641 0.2
B2Gold Corp. 2,000,000 7,900,000 2.0
Barrick Gold Corp. 650,000 13,318,500 3.3
Calibre Mining Corp.
(1)
11,083,000 10,690,011 2.7
Desert Gold Ventures, Inc.
(1)
14,588,264 1,038,023 0.3
G Mining Ventures Corp.
(1)
23,265,947 12,692,021 3.1
GoGold Resources, Inc.
(1)
2,857,140 5,150,238 1.3
Gold Mountain Mining Corp.
(1)
4,400,000 2,643,792 0.7
HighGold Mining, Inc.
(1)
3,000,000 1,850,022 0.5
Lahontan Gold Corp.
(1)
4,500,000 622,603 0.2
Liberty Gold Corp.
(1)
12,482,000 5,624,968 1.4
Lotus Gold Corp.
(1)(3)
4,400,000 1,530,616 0.4
Marathon Gold Corp.
(1)
5,039,200 6,693,170 1.7
Mawson Gold, Ltd.
(1)
10,600,000 1,424,675 0.4
Millennial Precious Metals Corp.
(1)
12,333,333 3,802,822 0.9
Monarch Mining Corp.
(1)
7,300,000 2,770,289 0.7
Newcore Gold, Ltd.
(1)
5,750,000 1,727,478 0.4
Nighthawk Gold Corp.
(1)
6,148,000 2,916,393 0.7
O3 Mining, Inc.
(1)
2,223,000 3,673,218 0.9
Orla Mining, Ltd.
(1)
8,200,000 31,118,314 7.7
Osino Resources Corp.
(1)
5,000,000 4,387,872 1.1
Prime Mining Corp.
(1)
6,450,000 11,422,698 2.8
Probe Metals, Inc.
(1)
7,087,500 9,862,039 2.4
Roscan Gold Corp.
(1)
10,886,900 2,754,325 0.7
Skeena Resources, Ltd.
(1)
700,000 4,844,000 1.2
SSR Mining, Inc. 200,800 3,901,544 1.0
Talisker Resources, Ltd.
(1)
12,500,000 2,174,171 0.6
TDG Gold Corp.
(1)
9,227,925 2,480,527 0.6
Thesis Gold, Inc.
(1)
5,400,000 8,538,562 2.1
Westhaven Gold Corp.
(1)
5,500,000 2,522,038 0.6
192,072,255 47.8
Cayman Islands
Endeavour Mining PLC 750,000 17,260,940 4.3

The notes to financial statements form an integral part of these statements.
Name of Company Shares Value
% of Net
Assets
Common Shares (continued)
Gold mining, exploration, development and royalty companies (continued)
South Africa
AngloGold Ashanti, Ltd. ADR 700,000 $ 12,026,000 3.0%
Gold Fields, Ltd. ADR 1,000,000 9,340,000 2.3
21,366,000 5.3
United States
SSR Mining, Inc. 649,200 12,626,256 3.1
Total gold mining, exploration, development and royalty companies (Cost $194,331,405) 299,785,499 74.4
Diversified metals mining, exploration, development and royalty companies
Australia
Auteco Minerals, Ltd.
(1)
82,000,750 3,060,087 0.8
Bellavista Resources ltd
(1)
1,625,000 233,236 0.1
Castile Resources, Ltd.
(1)
12,500,000 1,569,859 0.4
Geopacific Resources, Ltd.
(1)
17,857,143 1,473,745 0.4
Red Dirt Metals, Ltd.
(1)
11,338,600 4,394,059 1.1
10,730,986 2.8
Canada
Adventus Mining Corp.
(1)
5,310,000 2,644,820 0.7
Americas Gold & Silver Corp.
(1)
4,601,400 3,425,003 0.9
Arizona Metals Corp.
(1)
2,500,000 10,179,073 2.5
Aya Gold & Silver, Inc.
(1)
2,400,000 13,339,131 3.3
Benchmark Metals, Inc.
(1)
12,384,615 7,441,442 1.8
Bunker Hill Mining Corp.
(1)
14,214,957 2,809,613 0.7
Emerita Resources Corp.
(1)
2,750,000 3,717,832 0.9
Euro Sun Mining, Inc.
(1)
11,000,000 1,434,953 0.4
Huntsman Exploration, Inc.
(1)
6,175,000 170,870 0.0
Integra Resources Corp.
(1)
3,230,000 3,651,424 0.9
Max Resource Corp.
(1)
8,200,000 4,019,449 1.0
Pan Global Resources, Inc.
(1)
6,667,000 3,004,459 0.7
Sable Resources, Ltd.
(1)
26,160,000 5,377,397 1.3
61,215,466 15.1
Total diversified metals mining, exploration, development and royalty companies
(Cost $66,997,883) 71,946,452 17.9
Silver mining, exploration, development and royalty companies
Canada
Andean Precious Metals Corp.
(1)
2,000,000 2,023,955 0.5
Discovery Silver Corp.
(1)
7,454,545 7,838,515 2.0
Silver Mountain Resources, Inc.
(1)
10,000,000 2,213,701 0.5
Silver Tiger Metals, Inc.
(1)
12,395,333 3,821,939 0.9
15,898,110 3.9
South Africa
Sibanye Stillwater, Ltd. ADR 273,043 3,546,829 0.9
Total silver mining, exploration, development and royalty companies (Cost $13,292,535) 19,444,939 4.8
Total common shares (Cost $274,621,823 ) 391,176,890 97.1
Rights
(1)(3)
Silver mining, exploration, development and royalty companies
Canada
Pan American Silver Corp. (Exp. Date 2/22/29) 393,200 128,802 0.0
Total rights (Cost $136,720) 128,802 0.0
Warrants
(1)(3)
Diversified metals mining, exploration, development and royalty companies
Australia
Red Dirt Metals, Ltd. (Exercise Price $0.25, Exp. Date 11/19/24) 2,834,650 630,629 0.2
Schedule of Investments (Unaudited) (continued)
May 31, 2022 (continued)

The notes to financial statements form an integral part of these statements.
Warrants
Canada
Aya Gold & Silver, Inc. (Exercise Price $3.30, Exp. Date 9/8/23) 1,200,000 $ 3,624,145 0.9%
Benchmark Metals, Inc. (Exercise Price $1.80, Exp. Date 9/15/22) 3,692,307 0 0.0
Bunker Hill Mining Corp. (Exercise Price $0.60, Exp. Date 2/9/26) 1,250,000 9,883 0.0
Bunker Hill Mining Corp. (Exercise Price $0.50, Exp. Date 8/15/23) 3,464,957 0 0.0
Bunker Hill Mining Corp. (Exercise Price $0.50, Exp. Date 8/15/23) 9,500,000 0 0.0
Emerita Resources Corp. (Exercise Price $1.50, Exp. Date 7/15/23) 1,375,000 554,413 0.2
Euro Sun Mining, Inc. (Exercise Price $0.55, Exp. Date 6/5/23) 5,500,000 0 0.0
Huntington Exploration, Inc. (Exercise Price $0.40, Exp. Date 6/17/23) 3,950,000 0 0.0
Huntsman Exploration, Inc. (Exercise Price $0.35, Exp. Date 10/22/23) 6,175,000 0 0.0
Max Resource Corp. (Exercise Price $0.85, Exp. Date 5/24/23) 8,200,000 129,660 0.0
Sable Resources, Ltd. (Exercise Price $0.20, Exp. Date 9/10/23) 11,000,000 608,768 0.2
4,926,869 1.3
Total diversified metals mining, exploration, development and royalty companies
(Cost $1,858,045) 5,557,498 1.5
Gold mining, exploration, development and royalty companies
Canada
American Pacific Mining Corp. (Exercise Price $1.40, Exp. Date 12/10/23) 1,500,000 11,859 0.0
Desert Gold Ventures, Inc. (Exercise Price $0.40, Exp. Date 8/21/23) 6,700,000 0 0.0
Desert Gold Ventures, Inc. (Exercise Price $0.25, Exp. Date 12/31/24) 594,132 0 0.0
G Mining Ventures Corp. (Exercise Price $1.90, Exp. Date 9/9/24) 3,500,000 110,685 0.0
Gold Mountain Mining Corp. (Exercise Price $1.75, Exp. Date 4/21/24) 2,200,000 34,787 0.0
Lahontan Gold Corp. (Exercise Price $0.54, Exp. Date 5/24/24) 2,250,000 0 0.0
Lotus Gold Corp. (Exercise Price $0.75, Exp. Date 9/21/24) 2,200,000 34,787 0.0
Monarch Mining Corp. (Exercise Price $0.95, Exp. Date 3/25/27) 1,700,000 107,523 0.0
Monarch Mining Corp. (Exercise Price $1.05, Exp. Date 6/29/23) 2,500,000 0 0.0
Nighthawk Gold Corp. (Exercise Price $1.05, Exp. Date 4/30/24) 900,000 7,115 0.0
Nighthawk Gold Corp. (Exercise Price $1.50, Exp. Date 7/7/23) 2,174,000 0 0.0
O3 Mining, Inc. (Exercise Price $3.25, Exp. Date 6/18/22) 740,000 0 0.0
Prime Mining Corp. (Exercise Price $1.10, Exp. Date 6/10/25) 920,000 894,651 0.2
Prime Mining Corp. (Exercise Price $5.00, Exp. Date 4/27/24) 400,000 6,325 0.0
Pure Gold Mining, Inc. (Exercise Price $0.85, Exp. Date 7/18/22) 1,500,000 0 0.0
TDG Gold Corp. (Exercise Price $0.75, Exp. Date 12/31/23) 225,000 0 0.0
Thesis Gold, Inc. (Exercise Price $0.75, Exp. Date 10/31/22) 2,000,000 1,992,331 0.5
Westhaven Gold Corp. (Exercise Price $1.00, Exp. Date 2/4/23) 2,750,000 0 0.0
3,200,063 0.7
Total gold mining, exploration, development and royalty companies (Cost $2,080,416) 3,200,063 0.7
Silver mining, exploration, development and royalty companies
Canada
Discovery Silver Corp. (Exercise Price $1.75, Exp. Date 8/7/22) 975,000 0 0.0
Silver Mountain Resources, Inc. (Exercise Price $0.50, Exp. Date 1/31/24) 5,000,000 0 0.0
Silver Tiger Metals, Inc. (Exercise Price $0.50, Exp. Date 7/31/23) 1,666,666 13,177 0.0
13,177 0.0
Total silver mining, exploration, development and royalty companies (Cost $341,388) 13,177 0.0
Total warrants (Cost $4,279,849) 8,770,738 2.2
Money Market Fund
Federated US Treasury Cash Reserve Fund - Institutional Shares, 0.57%
(4)
1,055,748 1,055,748 0.2
Total money market fund (Cost $1,055,748) 1,055,748 0.2
Investments, at value (Cost $280,094,140) 401,132,178 99.5
Cash, receivables and other assets less other liabilities 1,855,665 0.5
Net assets $ 402,987,843 100.0%
Schedule of Investments (Unaudited) (continued)
May 31, 2022 (continued)

The notes to financial statements form an integral part of these statements.
Portfolio Statistics (Unaudited)
Portfolio statistics (Unaudited)
May 31, 2022
*Geographic breakdown, which is based on company domiciles, is expressed as a percentage of total net assets including cash.
ADR American Depositary Receipt
PLC Public Limited Company
(1) Non-income producing security.
(2) Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $1,541,685 or 0.4% of net assets.
(3) Security fair valued in accordance with procedures adopted by the Board of Directors. At the period end, the value of these securities amounted to $10,430,156 or 2.6% of net assets.
(4) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of May 31, 2022.
Geographic Breakdown*
Australia 1 6 . 9%
Canada 68.8
Cayman Islands 4.3
South Africa 6.2
United States 3.1
Cash 0. 7
100.0%
Schedule of Investments (Unaudited) (continued)
May 31, 2022 (continued)

The notes to financial statements form an integral part of these statements.
Statement of Assets and Liabilities (Unaudited)
May 31, 2022
The closing price of the Company’s shares on the New York Stock Exchange was $18.29 on May 31, 2022.
Assets
Investments, at value (Cost $280,094,140) $ 401,132,178
Cash 79,425
Foreign currency (Cost $1,097,603) 1,111,437
Investments paid in advance 1,240,911
Dividends receivable, net of withholding taxes payable 211,524
Prepaid expenses 42,159
Total assets
$ 403,817,634
Liabilities
Investment securities purchased 154,705
Accrued investment adviser fees 242,396
Accrued fund service fees 36,872
Liability for retirement benefits due to retired directors 309,796
Other expenses 86,022
Total liabilities
829,791
Net assets
$ 402,987,843
Common shares $1 par value
Authorized: 40,000,000 shares
Issued and Outstanding: 19,289,905 shares $ 19,289,905
Share premium (capital surplus) 1,372,500
Distributable earnings 382,325,43 8
Net assets
$ 402,987,84 3
Net asset value per share $ 20.89

The notes to financial statements form an integral part of these statements.
Statement of Operations (Unaudited)
For the six months ended May 31, 2022
Investment income
Dividend income (net of withholding taxes of $319,471) $ 1,225,559
Total investment income
1,225,559
Expenses
Investment adviser fees 1,652,334
Fund services fees 119,227
Compliance services fees 39,691
Transfer agent fees 32,591
Custodian fees 62,260
Directors' fees and expenses 113,666
Retired directors' fees 32,032
Insurance fees 62,018
Legal fees 54,694
Audit fees 17,369
Shareholder reports and proxy expenses 17,004
Dues and listing fees 12,466
Other expenses 25,433
Total expenses 2,240,785
Change in retirement benefits due to retired directors
(18,194)
Investment adviser fees waived
(45,524)
Net expenses
2,177,067
Net investment loss
(951,508)
Net realized and unrealized gain (loss) from investments and foreign currency transactions
Proceeds from sales 38,830,158
Cost of securities sold (16,932,812)
Net realized gain from investments 21,897,346
Net realized gain (loss) from foreign currency transactions
Investments (46,210)
Foreign currency (72,658)
Net realized loss from foreign currency transactions (118,868)
Net increase in unrealized appreciation (depreciation) on investments
Balance, beginning of period
220,598,062
Balance, end of period
121,038,038
Net decrease in unrealized appreciation (depreciation) on investments
(99,560,024)
Net unrealized gain on translation of assets and liabilities in foreign currency
15,341
Net realized and unrealized loss from investments and foreign currency transactions
(77,766,205)
Net decrease in net assets resulting from operations
$ (78,717,713)

The notes to financial statements form an integral part of these statements.
Statements of Changes in Net Assets
Six Months
Ended May
31, 2022
(Unaudited)
Year Ended
November 30,
2021
Net investment loss $ (951,508) $ (1,6 87 , 120 )
Net realized gain 21,897,346 26,432,094
Net realized loss from foreign currency transactions (118,868) (208,640)
Net decrease in unrealized appreciation (depreciation) on investments (99,560,024) (6,187,818)
Net unrealized gain (loss) on translation of assets and liabilities in foreign currency 15,341 (586)
Net increase (decrease) in net assets resulting from operations (78,717,713) 18,3 47 , 930
Dividends paid/payable (192,899) (385,798)
Net increase (decrease) in net assets
(78,910,612) 17,96 2 , 132
Net assets, beginning of period
481,898,455 463,936,323
Net assets, end of period $ 402,987,843 $ 481, 898 , 455

Notes to Financial Statements (Unaudited)
Six months ended May 31, 2022
1. Organization
ASA Gold and Precious Metals Limited (the “Company”) is a non-diversified, closed-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).
The Company was initially organized as a public limited liability company in the Republic of South Africa in June 1958. On
November 11, 2004, the Company’s shareholders approved a proposal to move the Company’s place of incorporation from the Republic of South Africa to the Commonwealth of Bermuda by reorganizing itself into an exempted limited liability company formed in Bermuda. The Company is registered with the Securities and Exchange Commission (the
“SEC”) pursuant to an order under Section 7(d) of the 1940 Act.
The Company seeks long-term capital appreciation primarily through investing in companies engaged in the exploration for, development of projects or mining of precious metals and minerals. The Company is managed by Merk Investments
LLC (the “Adviser”).
2. Summary of significant accounting policies
The following is a summary of the significant accounting policies:
A. Security valuation
The net asset value of the Company generally is determined as of the close of regular trading on the New York Stock
Exchange (the “NYSE”) on the date for which the valuation is being made (the “Valuation Time”). Portfolio securities listed on U.S. and foreign stock exchanges generally are valued at the last reported sale price as of the Valuation Time on the exchange on which the securities are primarily traded, or the last reported bid price if a sale price is not available.
Securities traded over the counter are valued at the last reported sale price or the last reported bid price if a sale price is not available. Securities listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). To value its warrants, the Company's valuation committee typically utilizes the Black-
Scholes model using the listed price for the underlying common shares. The valuation is a combination of value of the stock price less the exercise price, plus some value related to the volatility of the stock over the remaining time period prior to expiration.
Securities for which current market quotations are not readily available are valued at their fair value as determined in accordance with procedures approved by the Company’s Board of Directors. If a security is valued at a “fair value,” that value may be different from the last quoted price for the security. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the nature of the security;
relevant financial or business developments of the issuer; actively traded similar or related securities; conversion rights on the security; and changes in overall market conditions.
The difference between cost and market value is reflected separately as net unrealized appreciation (depreciation)
on investments. The net realized gain or loss from the sale of securities is determined for accounting purposes on the identified cost basis.
B. Fair value measurement
In accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), fair value is defined as the price that the Company would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier hierarchy to distinguish between
(1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Company’s investments. The inputs are summarized in the three broad levels listed below.
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for identical instruments on

Notes to Financial Statements (Unaudited) (continued)
Six months ended May 31, 2022
an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3 – Unobservable inputs for the assets or liability to the extent that relevant observable inputs are not available, representing the Company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2022 in valuing the Company’s investments at fair value:
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.
* The change in unrealized appreciation/(depreciation) is included in net change in unrealized appreciation/(depreciation)
of investments in the accompanying Statement of Operations.
Investment in Securities
(1)
Measurements at May 31, 2022
Level 1 Level 2 Level 3 Total
Common Shares
Gold mining, exploration, development
and royalty companies $ 298,254,883 $ – $ 1,530,616 $ 299,785,499
Diversified metals mining, exploration,
development and royalty companies 71,946,452 – – 71,946,452
Silver mining, exploration, development
and royalty companies 19,444,939 – – 19,444,939
Rights
Silver mining, exploration, development
and royalty companies – – 128,802 128,802
Warrants
Diversified metals mining, exploration,
development and royalty companies – – 5,557,498 5,557,498
Gold mining, exploration, development
and royalty companies – – 3,200,063 3,200,063
Silver mining, exploration, development
and royalty companies – – 13,177 13,177
Money Market Fund 1,055,748 – – 1,055,748
Total Investments $ 390,702,022 $ – $ 10,430,156 $ 401,132,178
(1) See schedule of investments for country classifications.
Common Stock Rights Warrants
Balance November 30, 2021 $ - $ 1 49 , 731 $ 22 , 342 , 769
Purchases 1,537,179 - 1,228,188
Sales - - ( 1,049 , 857 )
Realized loss - - (55,060)
Net change in unrealized appreciation
(depreciation) (6,563) ( 20 , 929 ) ( 13 , 695 , 302 )
Balance May 31, 2022 $ 1 ,5 30 , 616 $ 1 28 , 802 $ 8,770,738
Net change in unrealized appreciation
(depreciation) from investments held as of May 31,
2022* $ (6,563) $ ( 20 , 929 ) $ (13,695,302)
2. Summary of significant accounting policies (continued)
B. Fair value measurement (continued)

Notes to Financial Statements (Unaudited) (continued)
Six months ended May 31, 2022
Significant unobservable inputs developed by the Valuation Committee (“Valuation Committee”) for Level 3 investments held at May 31, 2022 are as follows:
1
Fair valued common stocks with no public market are valued based on transaction cost and may be adjusted by the
Valuation Committee, including for subsequent known market transactions.
2
Fair valued rights are valued based on the specifics of the rights at a discount to the market price of the underlying security.
3
Warrants are priced based on the Black Scholes Method; the key input to this method is modeled volatility of the investment; the lower the modeled volatility, the lower the valuation of the warrant.
C. Foreign Currency Translation
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the rate of exchange reported by independent data providers. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The portion of the results arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. The resulting net foreign currency gain or loss is included on the Statements of Operations. Realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Company’s books and the U.S. dollar equivalent of the amounts actually received or paid.
D. Securities Transactions and Investment Income
During the six months ended May 31, 2022, sales and purchases of portfolio securities (other than temporary short-term investments) amounted to $38,830,158 and $40,633,818, respectively.
As of May 31, 2022, a significant portion of the Company’s assets consisted of securities of junior and intermediate mining company issuers.
Dividend income is recorded on the ex-dividend date, net of withholding taxes or ADR fees, if any. Interest income is recognized on the accrual basis.
E. Dividends to Shareholders
Dividends to shareholders are recorded on the ex-dividend date. The reporting for financial statement purposes of dividends paid from net investment income and/or net realized gains may differ from their ultimate reporting for U.S.
federal income tax purposes, primarily because of the separate line item reporting for financial statement purposes of foreign exchange gains or losses.
F. Use of Estimates
The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates. It is management’s opinion that all adjustments necessary for a fair statement of the results of the interim periods presented have been made. All adjustments are of a normal recurring nature.
G. Basis of Presentation
The financial statements are presented in U.S. dollars. The Company is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”)
Accounting Standard Codification, Topic 946 “Financial Services - Investment Companies”.
Asset Categories Fair Value
Valuation
Technique(s)
Unobservable
Input
Range
(Weighted
Average)
Common Shares
1
$ 1,530 , 616 Transaction cost None None
Rights
2
1 28 , 802 Market transaction Discount 70% (70%)
Warrants
3
8,770,738 Black Scholes Method Volatility 20% - 50% ( 34%)
2. Summary of significant accounting policies (continued)
B. Fair value measurement (continued)

Notes to Financial Statements (Unaudited) (continued)
Six months ended May 31, 2022
H. Income Taxes
In accordance with U.S. GAAP requirements regarding accounting for uncertainties on income taxes, management has analyzed the Company’s tax positions taken on federal and state income tax returns, as applicable, for all open tax years (2018-2021). As of May 31, 2022, the Company has not recorded any unrecognized tax benefits. The Company’s policy, if it had unrecognized benefits, is to recognize accrued interest and penalties in operating expenses.
3. Tax status of the Company
The Company is a “passive foreign investment company” (“PFIC”) for U.S. federal income tax purposes and is not subject to Bermuda tax as an exempted limited liability company organized under the laws of Bermuda. Nor is the
Company generally subject to U.S. federal income tax, since it is a non-U.S. corporation whose only business activity in the United States is trading in stocks or securities for its own account; under the U.S. federal tax law that activity does not constitute engaging in the conduct of a trade or business within the United States, even if its principal office is located therein. As a result, its gross income is not subject to U.S. federal income tax, though certain types of income it earns from U.S. sources (such as dividends of U.S. payors) are subject to U.S. federal withholding tax.
4. Fees and Expenses and Other Transactions with Affiliates
Investment Adviser – Merk Investments LLC (the “Adviser”) is the investment adviser to the Company. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Company at an annual rate of 0.70% of the Company’s average daily net assets.
The Adviser voluntarily agreed to waive a portion of its advisory fee, equal to an annual rate of 0.05% of the Company’s net assets exceeding $300 million, and an additional 0.10% of the Company’s net assets exceeding $500 million. The
Adviser waived $45,524 for the six months ended May 31, 2022.
Other Service Providers – Apex US Holdings LLC (d/b/a Apex Fund Services) (“Apex”) provides fund accounting, fund administration and compliance services to the Company. The fees related to these services are included in fund services fees within the Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex services agreement, the Company pays Apex customary fees for its services. Apex provides a Principal Financial Officer, as well as certain additional compliance support functions.
Foreside Fund Services, LLC, a wholly owned subsidiary of ACA Group, provides a Chief Compliance Officer to the
Company.
5. Exemptive order
The Company is a closed-end investment company and operates pursuant to an exemptive order issued by the Securities and Exchange Commission (the “SEC”) pursuant to Section 7(d) of the 1940 Act (the “Order”). The Order is conditioned upon, among other things, the Company complying with certain requirements relating to the custody of assets and settlement of securities transactions outside of the United States different than those required of other registered investment companies. These conditions make it more difficult for the Company to implement a flexible investment strategy and to fully achieve its desired portfolio diversification than if it were not subject to such requirements.
6. Retirement plans
The Company has recorded a liability for retirement benefits due to retired directors. The liability for these benefits at May 31, 2022 was $ 309,796 . A director whose first election to the Board of Directors was prior to January 1, 2008 qualifies to receive retirement benefits if he has served the Company (and any of its predecessors) for at least twelve years prior to retirement. Directors first elected on or after January 1, 2008 are not eligible to participate in the plan.
7. Indemnifications
In the ordinary course of business, the Company enters into contracts that contain a variety of indemnification pro-
visions. The Company’s maximum exposure under these arrangements is unknown.
8. Share repurchase
The Company may from time to time purchase its common shares at a discount to NAV on the open market in such amounts and at such prices as the Company may deem advisable.
2. Summary of significant accounting policies (continued)

Notes to Financial Statements (Unaudited) (continued)
Six months ended May 31, 2022
The Company had 19,289,905 shares outstanding as of May 31, 2022 . There were no repurchases during the six months ended May 31, 2022 .
9. Subsequent events
In accordance with U.S. GAAP provisions, management has evaluated the possibility of subsequent events existing in the Company’s financial statements through the date the financial statements were issued. The Company believes that there are no material events that would require disclosure.
8. Share repurchase (continued)

Financial Highlights
(Unaudited)
Six Months
Ended May 31, Years Ended November 30,
Per share operating performance
(1)
2022 2021 2020 2019 2018 2017
Net asset value, beginning of
period $24.98 $24.05 $14.82 $10.10 $12.66 $12.61
Net investment loss (0.05) (0.09) (0.13) (0.06) (0.07) (0.09)
Net realized gain (loss) from
investments
1.14 1.37 1.83 0.09 (0.47) (0.36)
Net realized gain (loss) from
foreign currency transactions
(0.01) (0.01) 0.05 (0.06) 0.01 0.01
Net increase (decrease) in
unrealized appreciation on
investments
(5.16) (0.32) 7.50 4.77 (2.00) 0.53
Net unrealized gain on translation
of assets and liabilities in foreign
currency
0.00 0.00 0.00 0.00 0.00 0.00
Net increase (decrease) in net
assets resulting from operations
(4.08) 0.95 9.25 4.74 (2.53) 0.09
Dividends
From net investment income – – (0.02) (0.02) (0.03) (0.04)
From net realized gain on
investments
(0.01) (0.02) – – – –
Net asset value, end of period $20.89 $24.98 $24.05 $14.82 $10.10 $12.66
Market value per share, end of
period
$18.29 $20.70 $19.91 $12.20 $8.66 $11.05
Total investment return
Based on market price
(2)
(11.60)%
(3)
4.06% 63.38% 41.14% (21.39)% 2.57%
Based on net asset value
(4)
(16.33)%
(3)
3.96% 62.46% 47.01% (19.97)% 0.74%
Ratio of average net assets
Expenses
(5)
0.95%
(6)
0.94% 1.02% 1.38% 1.35% 1.19%
Net expenses 0. 92%
(6)
0.91% 1.02% 1.38% 1.35% 1.19%
Net investment loss (0.40)%
(6)
(0.35)% (0.67)% (0.44)% (0.63)% (0.65)%
Supplemental data
Net assets, end of Period (000
omitted) $402,988 $481,898 $463,936 $285,879 $194,834 $244,202
Portfolio turnover rate 8%
(3)
17% 31% 45% 3% 9%
Shares outstanding (000 omitted) 19,290 19,290 19,290 19,290 19,290 19,290
(1) Per share amounts from operations have been calculated using the average shares method.
(2) Total investment return is calculated assuming a purchase of shares at the current market price at close the day before and a sale at the current market price on the last day of each period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Company’s dividend reinvestment plan.
(3) Not annualized.
(4) Total investment return is calculated assuming a purchase of shares at the current net asset value at close the day before and a sale at the current net asset value on the last day of each period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Company’s dividend reinvestment plan.
(5) Reflects the expense ratio excluding any waivers.
(6) Annualized.

Certain Tax Information for U.S. Shareholders (Unaudited)
Certain tax information for U.S. shareholders (Unaudited)
The Company is a “passive foreign investment company” (“PFIC”) for U.S. federal income tax purposes. In view of this,
U.S. investors holding common shares in taxable accounts are strongly urged to review the important tax information regarding the consequences of an investment in the common shares of the Company, which may be found at www.
asaltd.com under “Investor Information | Taxpayer Information - PFIC”. Due to the complexity and potentially adverse effect of the applicable tax rules, U.S. shareholders are strongly urged to consult their own tax advisors concerning the impact of these rules on their investment in the Company and on their individual situations, and any additional informational filing requirements.
Dividend Reinvestment and Stock Purchase Plan (Unaudited)
Dividend reinvestment and stock purchase plan (Unaudited)
Computershare Trust Company, N.A. (“Computershare”) has been authorized by the Company to offer and administer the Computershare Investment Plan, a dividend reinvestment and stock purchase plan (“CIP”) to shareholders as well as new investors or non-shareholders. Shareholders and new investors may elect to participate in the CIP by signing an enrollment form or by going to www.computershare.com/investor and following the instructions. New investors or non-shareholders must include a minimum initial investment of at least $500. Computershare as agent will apply to the purchase of common shares of the Company in the open market (i) all cash dividends (after deduction of the service charge described below) that become payable to such participant on the Company’s shares (including shares registered in his or her name and shares accumulated under the CIP) and (ii) any optional cash purchases ($50 minimum, subject to an annual maximum of $250,000) received from such participant.
Computershare may combine CIP participant purchase requests with other purchase requests received from other CIP participants and may submit the combined purchase requests in bulk to Computershare’s broker as a single purchase order. Purchase requests may be combined, at Computershare’s discretion, according to one or more factors such as purchase type (e.g., dividend reinvestment, one-time ACH, check, etc.), request date, or request delivery method (e.g., online, regular mail, etc.). Computershare will submit bulk purchase orders to its broker as and when required under the terms of the CIP. Computershare’s broker may execute each bulk purchase order in one or more transactions over one or more days, depending on market conditions. Each participant whose purchase request is included in each bulk purchase order will receive the weighted average market price of all shares purchased by Computershare’s broker for such order. Any stock dividends or split shares distributed on shares held in the CIP will be credited to the participant’s account.
A one-time $10 enrollment fee to establish a new account for a new investor or non-shareholder will be deducted from the purchase amount. For each participant, each dividend reinvestment will entail a transaction fee of 5% of the amount reinvested, up to a maximum of $3 plus $0.03 per share purchased. Each optional cash purchase by check or one-time online bank debit will entail a transaction fee of $5 plus $0.03 per share purchased. If a participant has funds automatically deducted monthly from his or her savings or checking account, for each debit the transaction fee is $2.50 plus $0.03 per share purchased. Fees will be deducted from the purchase amount. Each batch order sale will entail a transaction fee of $15 plus $0.12 per share sold. Each market order sale will entail a transaction fee of $25 plus $0.12 per share sold. Fees are deducted from the proceeds derived from the sale. All per share fees include any brokerage commissions Computershare is required to pay. Any fractional share will be rounded up to a whole share for purposes of calculating the per share fee. Additional fees are charged by Computershare for specific shareholder requests such as copies of account statements for prior years ($10 per year requested) and a returned check and ACH reject fee of $25.
Participation in the CIP may be terminated by a participant at any time by written, telephone or Internet instructions to
Computershare. Upon termination, a participant will receive a certificate for the whole number of shares credited to his or her account, unless he or she requests the sale of all or part of such shares. Dividends reinvested by a shareholder under the CIP will generally be treated for U.S. federal income tax purposes in the same manner as dividends paid to such shareholder in cash. See “Certain Tax Information for U.S. Shareholders” for more information regarding tax consequences of an investment in shares of the Company, including the effect of the Company’s status as a PFIC. The amount of the service charge is deductible for U.S. federal income tax purposes, subject to limitations.
To participate in the CIP, shareholders may not hold their shares in a “street name” brokerage account.
Additional information regarding the CIP may be obtained from Computershare, P.O. Box 505000, Louisville, KY
40233-5000. Information may also be obtained on the Internet at www.computershare.com/investor or by calling
Computershare’s Telephone Response Center at (800) 317-4445 between 9:00 a.m. and 5:00 p.m., Eastern time,
Monday through Friday.

Privacy Notice (Unaudited)
Privacy notice (Unaudited)
The Company is committed to protecting the financial privacy of its shareholders.
We do not share any nonpublic, personal information that we may collect about shareholders with anyone, including our affiliates, except to service and administer shareholders’ share accounts, to process transactions, to comply with shareholders’ requests of legal requirements or for other limited purposes permitted by law. For example, the
Company may disclose a shareholder’s name, address, social security number and the number of shares owned to its administrator, transfer agent or other service providers in order to provide the shareholder with proxy statements, tax reporting forms, annual reports or other information about the Company. This policy applies to all of the Company’s shareholders and former shareholders.
We keep nonpublic personal information in a secure environment. We restrict access to nonpublic personal information to Company employees, agents and service providers who have a need to know the information based on their role in servicing or administering shareholders’ accounts. The Company also maintains physical, electronic and procedural safeguards to protect the confidentiality of nonpublic personal information.
Board Consideration of Investment Advisory Agreement (Unaudited)
Board consideration of Investment Advisory Agreement (Unaudited)
At its March 23-24, 2022 meeting, the Board of Directors (the “Board”) of ASA Gold and Precious Metals Limited (“ASA”
or the “Company”), consisting of Directors who are not “interested persons” of the Company or of Merk Investments LLC
(“Merk” or the “Adviser”) (“Independent Directors”), considered and approved the continuation of the Investment Advisory
Agreement (“Advisory Agreement”) between the Company and Merk. In preparation for its deliberations, the Board requested and reviewed extensive materials from the Adviser. The Independent Directors received a memorandum reviewing the legal standards for their consideration of the proposed continuation of the Advisory Agreement from counsel that is experienced in Investment Company Act of 1940 matters and that is independent of Merk (“Independent
Counsel”) and discussed these standards and the material submitted by the Adviser with Independent Counsel.
The Board considered the broad range of information that is provided to the Board (including its Nominating, Audit and
Ethics Committee) at meetings throughout the year, including reports on investment performance based on net asset value and common stock market prices, portfolio information and risks, information regarding share prices relative to net asset values (discounts and/or premiums), as well as periodic reports on, among other matters, pricing and valuation, quality and cost of portfolio trade execution, and compliance, all of which the Board deemed relevant to its evaluation of the Advisory Agreement and its continuation.
The Board recognized the Company’s unique structure as a Bermuda corporation that operates as a closed-end investment company pursuant to an exemptive order issued by the Securities and Exchange Commission pursuant to
Section 7(d) of the 1940 Act, which requires, among other things, that the Company comply with certain requirements relating to the custody of assets and settlement of securities transactions outside of the United States that are different than those required of other registered investment companies. The Board noted that the exemptive order imposes tasks and obligations on the Company, the Board and its service providers beyond those required of registered investment companies organized within the United States.
The Independent Directors evaluated the following factors in connection with their consideration and approval of the
Advisory Agreement: (1) the nature, extent, and quality of the services to be provided by Merk; (2) the performance of ASA compared to a relevant market index and a peer group of investment companies; (3) the costs of the services provided, including a comparison of advisory fees to those of funds with similar investment objectives and strategies, and the profits realized by Merk; (4) the extent to which economies of scale might be realized as ASA grows, including whether fee levels reflect any such potential economies of scale for the benefit of investors in ASA; and (5) any indirect benefits to Merk attributable to its relationship with ASA. In their deliberations, the Independent Directors did not identify any particular information or factor that was all-important or controlling, and each Independent Director may have attributed different weights to the various factors.
Nature, Extent, and Quality of the Services and Performance
Following discussions with Merk regarding, among other things, Merk’s personnel, operations, and financial condition, the Independent Directors determined the firm to be capable and qualified to continue to perform the services under the
Advisory Agreement and that the services provided by Merk were of high quality. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio manager and other personnel at Merk providing services to the Company, as well as the investment philosophy and decision-making process of Merk and the capability and integrity of Merk’s senior management and staff.
The Independent Directors considered the asset size of the Company relative to Merk’s other clients, and that Merk has a significant incentive to work proactively and effectively with ASA. They also observed that the Adviser had consistently engaged in informative reporting to the Independent Directors, and its continued efforts to support the Company’s website and to provide information to shareholders.
The Board considered that Merk assumes significant ongoing entrepreneurial and business risks as the investment adviser and sponsor to the Company, for which it is entitled to reasonable compensation. The Board evaluated Merk’s activities under its contractual obligation to oversee the Company’s various outside service providers and considered
Merk’s ongoing development of its own infrastructure and information technology to support the Company through, among other things, business continuity planning, positive adaptation of its compliance program to support the Company and risk management. The Board particularly noted Merk’s general responsiveness to the Board. The Board considered the general structure of portfolio manager compensation and whether this structure provides appropriate incentives to act in the best interests of the Company. In addition, the Board noted that Merk actively monitors the discounts from net asset value per share at which the Company’s common shares trade and makes continuing efforts to provide information about the Company and the investment environment to shareholders and potential investors that might encourage interest in the Company.
The Board considered information regarding the Company’s performance on a net asset value and market price basis, including net asset value relative to the performance of peer investment companies and market benchmark indices, as well as relative alpha and risk-adjusted performance based on the peer group and market benchmark indices presented by the Adviser. The Board reviewed Company performance on a calendar year and cumulative basis from the time the Adviser began managing the Company as well as performance data for the three-, five-, and ten-year cumulative periods through December 31, 2021. The Independent Directors considered that there are no similar gold closed-end funds and that all of the peer funds are open-end mutual funds, but that the peer group information was relevant to their discussion. They noted the above average performance of the Company relative to the peer group since the
Adviser assumed its role in the spring of 2019, and discussed the Adviser’s investment strategy that included investing in junior and exploration small and mid-cap issuers, and that this strategy was instrumental in meeting the Company’s investment objective of long-term capital appreciation.
Costs of Providing Services and Profitability
The Independent Directors noted that, unlike the funds in the peer group, the Company is a passive foreign investment company and closed-end fund operating pursuant to exemptive relief. The Independent Directors determined that the peer group information was nonetheless relevant to their considerations and useful in evaluating the Company from both an investment and expense perspective. They observed that Merk had submitted information about the fees paid by its other clients and stated that its advisory services to the Company involved distinct investment objectives, policies and strategies, concluding that the fees paid by other Merk clients were not comparable to those paid by the Company or relevant, other than to provide information about the Adviser. They considered that the Adviser had put in place a voluntary fee waiver effective December 1, 2020, which the Adviser had agreed to continue until the next contract renewal in 2023. They noted that the advisory fee paid by the Company is slightly below the peer group’s average, while acknowledging that the peers have different fees and expenses and asset flows.
The Independent Directors reviewed profitability analyses and related information provided by the Adviser in connection with the provision of services to the Company. They recognized (i) the challenges of allocating the Adviser’s costs, (ii)
that there is no single uniform methodology regarding the allocation of firm-wide expenses within the asset management industry for determining profitability and (iii) that different reasonable methodologies can lead to different profit and loss results. The Board noted that the Adviser was operating in a highly competitive business environment and is entitled to earn profits for its services, concluding that the Adviser was not in a position to derive excessive profits from the
Company and that the Adviser’s reported level of profitability was not unreasonable.
Economies of Scale
The Board evaluated whether there were apparent or anticipated economies of scale in relation to the services Merk provides to the Company and noted that there is little expectation that economies of scale could be achieved by Merk with regard to the Company, given its closed-end structure, costs and size.
Other Benefits
The Independent Directors considered other ways that Merk could benefit from its relationship with the Company and noted that other than the advisory fee, there was no compensation or soft dollar received or receivable by Merk from the
Company, concluding that Merk derived no special or indirect benefits from the Company.

Conclusion
In approving the continuation of the Advisory Agreement, the Board concluded that, in its business judgment, the terms of the Advisory Agreement are fair and reasonable to the Company and that approval of the continuation of the Advisory
Agreement is in the best interests of the Company and its shareholders.
Results of the proposals presented at the annual general meeting of shareholders (Unaudited)
Results of the proposals presented at the annual general meeting of shareholders (Unaudited)
The following votes were cast at the Annual General Meeting of Shareholders held on March 24, 2022:
Election of Directors
Appointment of Independent Registered Public Accounting Firm
Form N-PX/Proxy Voting (Unaudited)
Form N-PX/proxy voting (Unaudited)
The company files a list of its proxy votes with the SEC for the period of July 1 - June 30 of each year on Form N-PX.
The policies and procedures used by the Company to determine how to vote proxies relating to portfolio securities and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve month period are available on the Company’s website at www.asaltd.com and on the SEC’s website at www.sec.gov .
A written copy of the Company’s policies and procedures is available without charge, upon request, by calling (800)
432-3378.
Form N-PORT/Portfolio Holdings (Unaudited)
Form N-PORT/portfolio holdings (Unaudited)
The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Company’s Forms N-PORT are available on the SEC’s website at www.sec.gov . The
Company’s Forms N-PORT also may be reviewed and copied at the Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The schedule of portfolio holdings on Form N-PORT also is included in the Company’s financial statements for the first and third quarters of each fiscal year which are available on the Company’s website at www.asaltd.com .
Share Repurchase (Unaudited)
Share repurchase (Unaudited)
Notice is hereby given in accordance with Section 23(c) of the 1940 Act that the Company is authorized to purchase its common shares in the open market if the discount to net asset value exceeds a certain threshold as determined by the Board of Directors from time to time. The Company may purchase its common shares in such amounts and at such prices as the Company may deem advisable. There can be no assurance that such action will reduce the discount. There were no repurchases during the six months ended May 31, 2022. The Company had 19,289,905 shares outstanding on May 31, 2022.
Company Investment Objective, Investment Strategy and Risks (Unaudited)
Company investment objective, investment strategy and risks (Unaudited)
Investment Objective
The Company’s investment objective is long-term capital appreciation through investment primarily in companies engaged in the exploration for, development of projects or mining of precious metals and minerals.
Investment Strategy
It is a fundamental policy of the Company that at least 80% of its total assets must be (i) invested in common shares or securities convertible into common shares of companies engaged, directly or indirectly, in the exploration, mining or processing of gold, silver, platinum, diamonds or other precious minerals, (ii) held as bullion or other direct forms of gold, silver, platinum or other precious minerals, (iii) invested in instruments representing interests in gold, silver, platinum or other precious minerals such as certificates of deposit therefor, and/or (iv) invested in securities of investment
For Against Abstain
Anthony Artabane 13,355,964 142,880 101,634
William Donovan 13,331,088 167,755 101,635
Bruce Hansen 13,300,307 197,905 102,267
Mary Joan Hoene 13,295,512 205,927 99,039
For Against Abstain
Tait, Weller & Baker LLP 13,385,896 68,991 145,589

companies, including exchange traded funds, or other securities that seek to replicate the price movement of gold, silver or platinum bullion.
The Company employs bottom-up fundamental analysis and relies on detailed primary research including meetings with company executives, site visits to key operating assets, and proprietary financial analysis in making its investment decisions.
Risks
The following discussion summarizes certain (but not all) of the principal risks associated with investing in the Company.
The Company may be subject to other risks in addition to those identified below, such as the risks associated with its tax status as a PFIC (see Note 3) and its reliance on an SEC exemptive order (see Note 5). The risk factors set forth in the following are described in no particular order and the order of the risk factors is not necessarily indicative of significance.
The relative importance of, or potential exposure as a result of, each of these risks will vary based on market and other investment-specific considerations.
Concentration Risk. The Company invests at least 80% of its total assets in securities of companies engaged, directly or indirectly, in the exploration, mining or processing of gold or other precious minerals. The Company currently is invested in a limited number of securities and thus holds large positions in certain securities. Because the Company’s investments are concentrated in a limited number of securities of companies involved in the holding or mining of gold and other precious minerals and related activities, the net asset value of the Company may be subject to greater volatility than that of a more broadly diversified investment company.
Gold and Precious Metals/Minerals Risk. The Company invests in securities that typically respond to changes in the price of gold and other precious metals, which can be influenced by a variety of global economic, financial, and political factors; increased environmental and labor costs in mining; and changes in laws relating to mining or gold production or sales; and the price may fluctuate substantially over short periods of time.
Foreign Securities Risk/Emerging Markets Risk. The Company’s returns and share prices may be affected to a large degree by several factors, including fluctuations in currency exchange rates; political, social or economic instability; the rule of law with respect to the recognition and protection of property rights; and less stringent accounting, disclosure and financial reporting requirements in a particular country. These risks are generally intensified in emerging markets.
The Company’s share prices will reflect the movements of the different stock markets in which it is invested and the currencies in which its investments are denominated.
Geographic Investment Risk. To the extent that the Company invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. As of May 31, 2022, a significant portion of the Company’s assets consisted of securities of Canadian issuers.
Canada Risk. The Canadian economy is susceptible to adverse changes in certain commodities markets, including those related to the natural resources and mining industries. It is also heavily dependent on trading with key partners.
Any adverse events that affect Canada’s major industries may have a negative impact on the overall Canadian economy and the Company’s investments in Canadian issuers.
Junior and Intermediate Mining Companies Risk. The securities of junior and intermediate exploration and development, gold and silver mining companies, which are often more speculative in nature, tend to be less liquid and more volatile in price than securities of larger companies.
Private Placement Risk. Privately issued securities, including those which may be sold only in accordance with Rule 144A under the Securities Act of 1933, as amended, are restricted securities that are not registered with the U.S. Securities and Exchange Commission. The liquidity of the market for specific privately issued securities may vary. Accordingly, the
Company may not be able to redeem or resell its interests in a privately issued security at an advantageous time or at an advantageous price, which may result in a loss to the Company.
Restricted Security Risk. The Company may make direct equity investments in securities that are subject to contractual and regulatory restrictions on transfer. These investments may involve a high degree of business and financial risk. The restrictions on transfer may cause the Company to hold a security at a time when it may be beneficial to liquidate the security, and the security could decline significantly in value before the Company could liquidate the security.

Depositary Receipts Risk. Depositary receipts risks include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity and greater volatility, lack of uniform accounting auditing and financial reporting standards and increased price volatility. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when the U.S.
markets are not open for trading. Investments in unsponsored depositary receipts may be subject to additional risks.
Warrants Risk. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move, however, in tandem with prices of the underlying securities, particularly for shorter periods of time, and, therefore, may be considered speculative investments. If a warrant held by the Company were not exercised by the date of its expiration, the Company would incur a loss in the amount of the cost of the warrant.
Market Discount from Net Asset Value. Shares of closed-end investment companies such as the Company frequently trade at a discount from their net asset value. The Company cannot predict whether its common shares will trade at, below or above net asset value. This characteristic is a risk separate and distinct from the risk that the Company’s net asset value could decrease as a result of investment activities.
Valuation Risk. The Company may not be able to sell an investment at the price at which the Company has valued the investment. Such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market or other conditions make it difficult to value some investments, SEC rules and applicable accounting protocols may require the Company to value these investments using more subjective methods, known as fair value methodologies. Using fair value methodologies to price investments may result in a value that is different from an investment’s most recent price and from the prices used by other funds to calculate their NAVs. The Company’s ability to value its investments in an accurate and timely manner may be impacted by technological issues and/or errors by third party service providers, such as pricing services or accounting agents.
Market Events Risk. Geopolitical events, including pandemics (such as COVID-19), may destabilize various countries’
economies and markets, which may experience increased volatility and reduced liquidity. Policy changes by the Federal
Reserve and/or other government actors could similarly cause increased volatility in financial markets. Trade barriers and other protectionist trade policies (including those in the U.S.) may also result in market turbulence. Market volatility and reductions in market liquidity may negatively affect issuers worldwide, including issuers in which the Company invests. Under such circumstances, the Company may have difficulty liquidating portfolio holdings, particularly at favorable prices. Also, the Company may be required to transact in contemporaneous markets, even if they are volatile and/or illiquid, which may negatively impact the Company’s net asset value.
The global outbreak of COVID-19 virus has caused negative effects on many companies, sectors, countries, regions, and financial markets in general, and uncertainty exists as to its long-term implications. The effects of the pandemic may adversely impact the Company’s assets and performance. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Other Information
Shareholder Services
ASA Gold and Precious Metals Limited
Three Canal Plaza, Suite 600
Portland, ME, U.S.A. 04101
(800) 432-3378
Registered Office
Canon’s Court
22 Victoria Street
Hamilton HM 12, Bermuda
Investment Adviser
Merk Investments LLC
Menlo Park, CA, U.S.A.
Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP, Philadelphia, PA, U.S.A.
Counsel
Appleby, Hamilton, Bermuda
K&L Gates LLP, Washington, DC, U.S.A.
Custodian
JPMorgan Chase Bank, N.A.
New York, NY, U.S.A.
Fund Administrator
Apex Fund Services
Portland, ME, U.S.A.
Transfer Agent
Computershare Trust Company, N.A.
P.O. Box 505000
Louisville, KY, U.S.A. 40233-5000
(800) 317-4445
Website: www.asaltd.com
The Semi-annual and Annual Reports of the Company and the latest valuation of net assets per share may be viewed on the Company’s website or may be requested from the Executive Office (800-432-3378). Shareholders are reminded to notify Computershare of any change of address.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of directors determined that Bruce Hansen, Chairman of the registrant’s Audit and Ethics Committee, is an “audit committee financial expert” as defined in the instructions to Item 3 of Form N-CSR. Mr. Hansen is “independent” as defined in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)

Included as part of the report to shareholders under Item 1.

(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

During the period covered by this report, there were no purchases made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under Securities Exchange Act of 1934 (the “Exchange Act”), of any common shares of the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant provided disclosure in response to Item 22(b)(15) of Schedule 14A in its proxy statement dated January 28, 2022.

ITEM 11. CONTROLS AND PROCEDURES

(a) The Principal Executive Officer and the Principal Financial Officer, in their capacities as principal executive officer and principal financial officer of the registrant, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The Registrant did not participate in securities lending activities during the six months ended May 31, 2022.

ITEM 13. EXHIBITS.

(a)(1)  Not applicable.

(a)(2)
The certifications required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)  Not applicable.

(a)(4)  Not applicable.

(b)
The certifications required by Rule 30a-2(b) under the 1940 Act, Rule 13a-14(b) under the Exchange Act and Section 1350 of Chapter 63 of Title 18 of the United States Code are attached hereto. These certifications are not deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              ASA Gold and Precious Metals Limited

By          /s/ Axel Merk
               Axel Merk, Principal Executive Officer

Date       July 21, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By          /s/ Axel Merk
               Axel Merk, Principal Executive Officer

Date       July 21, 2022

By          /s/ Karen Shaw
               Karen Shaw, Principal Financial Officer

Date       July 21, 2022